Balance Sheet Components (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Balance Sheet Components
Schedule of prepaid expenses and other current assets

	March 31,	December 31,
	2023	2022
Prepaid operating expenses	$236,470	$225,756
Rent deposit	61,412	55,981
VAT receivable associated with SAIT	82,423	71,742
Tax credit receivable (short-term)	66,135	218,239
Miscellaneous receivable	15,804	8,368
Prepaid expenses and other current assets	$462,244	$580,086

	As of December 31,
	2022	2021
Prepaid operating expenses	$225,756	$319,996
Rent deposit	55,981	100,425
VAT receivable associated with SAIT	71,742	68,798
Prepaid sponsorship	—	100,000
Tax credit receivable (short-term)	218,239	75,106
Miscellaneous receivable	8,368	332,277
Prepaid expenses and other current assets	$580,086	$996,602

Schedule of capitalized internal-use software, net

		March 31,	December 31,
	Useful Lives	2023	2022
Internally developed software	5 Years	$3,482,118	$3,314,450
Less accumulated depreciation		(2,036,455)	(1,895,778)
Capitalized internal-use software, net		$1,445,663	$1,418,672

		As of December 31,
	Useful Lives	2022	2021
Internally developed software	5 years	$3,314,450	$2,538,395
Less accumulated amortization		(1,895,778)	(1,378,351)
Capitalized internal-use software, net		$1,418,672	$1,160,044

Schedule of Property and equipment, net

		March 31,	December 31,
	Useful Lives	2023	2022
Computer equipment	3-4 Years	$148,690	$148,832
Furniture and fixtures	10 Years	27,565	27,220
Phone- equipment	2.5 years	—	297,150
Property and equipment, gross		176,255	473,202
Less accumulated depreciation		(94,146)	(172,538)
Property and equipment, net		$82,109	$300,664

		As of December 31,
	Useful Lives	2022	2021
Computer equipment	3-4 years	$148,832	$125,139
Furniture and fixtures	10 years	27,220	28,870
Phone equipment	2.5 years	297,150	—
Property and equipment, gross		473,202	154,009
Less accumulated depreciation		(172,538)	(42,241)
Property and equipment, net		$300,664	$111,768

Schedule of major classes of assets and liabilities of the phone equipment held for sale

March 31, 2023
Equipment assets held for sale
Phone equipment	$297,150
Accumulated depreciation	(119,240)
Total equipment assets held for sale	$177,910

Liabilities of equipment assets held for sale
Short-term financial liabilities	$177,905
Total liabilities of equipment assets held for sale	$177,905

Schedule of accrued expenses

	March 31,	December 31,
	2023	2022
Compensation payable	$224,812	$171,851
Commission liability	78,176	58,771
Accrued employee taxes	791,534	591,992
Accrued mobile expenses	10,000	177,099
Other accrued liabilities	86,596	100,111
Accrued expenses	$1,191,118	$1,099,824

	As of December 31,
	2022	2021
Compensation payable	$171,851	$597,849
Commission liability	58,771	—
Accrued employee taxes	591,992	349,256
Accrued mobile expenses	177,099	—
Other accrued expenses	100,111	112,427
Accrued expenses	$1,099,824	$1,059,532